Pension, Retiree Medical and Savings Plans (Selected Information About Plans with Liability for Service to Date and Total Benefit Liability in Excess of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 28, 2024	Dec. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit, Unfunded plans	$ 664
Domestic Plan
Selected information for plans with accumulated benefit obligation in excess of plan assets
Obligation for service to date	(7,315)	$ (631)
Fair value of plan assets	6,399	0
Selected information for plans with projected benefit obligation in excess of plan assets
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	(7,502)	(8,223)
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	6,399	7,416
Foreign Plan [Member]
Selected information for plans with accumulated benefit obligation in excess of plan assets
Obligation for service to date	(194)	(255)
Fair value of plan assets	135	190
Selected information for plans with projected benefit obligation in excess of plan assets
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	(346)	(375)
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	165	190
Retiree Medical Plan
Selected information for plans with projected benefit obligation in excess of plan assets
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	(616)	(677)
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	$ 163	$ 183